INVENTORY (Tables)	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
SCHEDULE OF INVENTORY
	December 31
	2025	2024
	U.S. dollars in thousands
Raw materials	-	801
Work in process	-	647
Finished goods	-	872
	-	2,320